Trade Accounts Payable - Summary of invoices payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	S/ 352,287	S/ 591,619
Infrastructure [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	78,188	203,051
Infrastructure [member] | Linea 1 - Metro de Lima [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	15,125	93,463
Infrastructure [member] | Oil Services [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	46,932	49,254
Infrastructure [member] | Operation and maintenance - Roads [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	16,131	60,334
Engineering and Construction [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	228,123	327,701
Engineering and Construction [member] | Works and Consortiums [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	64,571	128,159
Engineering and Construction [member] | Talara Refinery [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	59,740	101,103
Engineering and Construction [member] | Engineering and Construction Works VYV - DSD Chile Ltda. [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	26,368	26,184
Engineering and Construction [member] | Civil Works, Assembly and Electromechanics - Toquepala [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	10,325	23,957
Engineering and Construction [member] | North Concentrator Plant - Quellaveco [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	26,589	7,564
Engineering and Construction [member] | Engineering and Construction Works - Morelco S.A.S. [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	8,141	19,504
Engineering and Construction [member] | Generating Plant Machu Picchu [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	6,575	7,789
Engineering and Construction [member] | Project Mina Gold Fields La Cima S.A. [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	5,302	5,060
Engineering and Construction [member] | Civil works, assembly and electromechanics—Acero Arequipa [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	5,421	3,062
Engineering and Construction [member] | Others [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	15,091	5,319
Real Estate [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	26,072	18,365
Parent company operation [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	S/ 19,904	S/ 42,502